CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating Activities
Net income	$ 263,204	$ 313,711	$ 278,944
Adjustments to net income to arrive at cash provided by operating activities:
Depreciation	98,037	100,041	93,739
Amortization of intangible assets	10,848	11,145	6,091
Amortization of debt discount	12,293	17,168	19,867
Amortization of deferred financing costs	4,764	5,157	2,839
Trade name impairments			38,008
Other asset impairment			11,405
Deferred income taxes	7,518	23,018	(3,338)
(Gain) loss on disposal of property	(2,928)	2,281	5,756
Share-based plans expense	6,724	9,740	16,664
Excess tax benefits from share-based plans	(23)	(540)	(1,691)
Changes in assets and liabilities:
Net receivables	(207,451)	(153,723)	(81,279)
Net inventories	(16,466)	(6,400)	57
Accounts payable	42,557	20,065	(16,221)
Contract advances and allowances	(2,103)	15,108	20,739
Accrued compensation	(25,063)	(53,616)	800
Accrued income taxes	19,801	(40,164)	59,154
Pension and other postretirement benefits	37,547	86,955	(241,560)
Other assets and liabilities	123,048	71,124	(16,312)
Cash provided by operating activities	372,307	421,070	193,662
Investing Activities
Capital expenditures	(122,292)	(130,201)	(143,472)
Acquisition of business, net of cash acquired		(172,251)	5,002
Proceeds from the disposition of property, plant, and equipment	7,335	3,001	5,845
Cash used for investing activities	(114,957)	(299,451)	(132,625)
Financing Activities
Payments made on bank debt	(20,000)	(13,438)	(13,916)
Payments made to extinguish debt	(300,000)	(537,576)
Proceeds from issuance of long-term debt		750,000
Payments made for debt issue costs		(19,883)
Purchase of treasury shares	(49,991)
Dividends paid	(26,552)	(6,700)
Proceeds from employee stock compensation plans	5,709	13,819	8,381
Excess tax benefits from share-based plans	23	540	1,691
Cash (used for) provided by financing activities	(390,811)	186,762	(3,844)
(Decrease) increase in cash and cash equivalents	(133,461)	308,381	57,193
Cash and cash equivalents at beginning of year	702,274	393,893	336,700
Cash and cash equivalents at end of year	568,813	702,274	393,893
Noncash investing activity:
Capital expenditures included in accounts payable	$ 14,976	$ 14,118	$ 15,621